Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

Year ended December 31,	Notes	2025	2024	2023
Income before income taxes		4,653	6,696	11,151
Income taxes at statutory rate (34%)		(1,582)	(2,277)	(3,791)
Adjustments that affect the taxes basis:
(Write-off) recognition of deferred tax assets on tax losses and other natures (i)		(2,832)	490	294
Tax incentives		1,070	666	1,071
Interest on capital		1,022	762	789
Effects on tax computation of foreign operations		(283)	(406)	(102)
Deduction of CSLL in Brazil	5(d)	128	–	–
Provision related to Samarco	26(a)	(125)	(361)	(404)
Tax effects arising from divestments and acquisitions, net		(122)	651	–
Equity results		123	103	88
Reversal of deferred income tax related to Renova Foundation		–	–	(1,078)
Other		(69)	(349)	87
Income taxes		(2,670)	(721)	(3,046)
Current tax		76	(2,008)	(1,375)
Deferred tax		(2,746)	1,287	(1,671)
Income taxes		(2,670)	(721)	(3,046)

(i) For the year ended December 31, 2025, the balance substantially relates to the write-off of deferred tax assets on tax loss carryforwards resulting from the update of the estimated future taxable profits in subsidiaries in Canada and Switzerland, mainly due to changes in long-term assumptions. Consequently, there is a tax loss carryforward balance amounting to U$$6,352 (2024: US$4,002), related to Vale S.A.’s subsidiaries, for which no deferred tax asset has been recognized as of December 31, 2025.

Schedule of deferred income tax assets and liabilities

	Deferred tax assets		Deferred tax liabilities
December 31,	2025	2024	2025	2024
Taxes losses carryforward	3,617	5,516	–	–
Temporary differences:
Asset retirement obligations and other liabilities	2,862	2,829	(633)	(509)
Fair value of financial instruments	645	932	–	–
Employee post-retirement obligation	396	368	–	–
Provision for litigation	333	327	–	–
Fair value of property, plant and equipment and intangibles in business combination	–	–	(930)	(1,695)
Goodwill amortization	–	–	(527)	(462)
Other	448	494	–	–
	8,301	10,466	(2,090)	(2,666)

Financial position
Assets	6,318	8,244	–	–
Liabilities	–	–	(107)	(445)

Schedule of changes in deferred tax assets and liability

	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2023	9,565	870	8,695
Taxes losses carryforward	937	–	937
Provision for asset retirement obligations and other liabilities	(361)	18	(379)
Fair value of financial instruments	393	–	393
Fair value of intangibles and property, plant and equipment in business combination	–	(397)	397
Others	(61)	–	(61)
Effect in income statement	908	(379)	1,287
Employee post-retirement obligation	(20)	26	(46)
Fair value of financial instruments	(1)	–	(1)
Other comprehensive income	(21)	26	(47)
Transfer between assets and liabilities	(250)	(250)	–
Translation adjustment	(1,953)	(130)	(1,823)
Incorporations, acquisitions and divestments	(5)	308	(313)
Balance as of December 31, 2024	8,244	445	7,799
Taxes losses carryforward	(2,484)	–	(2,484)
Provision for asset retirement obligations and other liabilities	(281)	77	(358)
Fair value of financial instruments	(387)	–	(387)
Fair value of intangibles and property, plant and equipment in business combination	–	(608)	608
Others	(116)	10	(126)
Effect in income statement	(3,268)	(521)	(2,747)
Employee post-retirement obligation	7	9	(2)
Other comprehensive income	7	9	(2)
Transfer between assets and liabilities	430	430	–
Translation adjustment	914	60	854
Incorporations, acquisitions and divestments	(9)	(316)	307
Balance as of December 31, 2025	6,318	107	6,211

Schedule of uncertain tax positions

	December 31, 2025			December 31, 2024
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	4,819	1,808	6,627	3,893	1,608	5,501
Expenses of interest on capital	1,311	–	1,311	1,402	–	1,402
Proceeding related to income tax paid abroad	517	–	517	427	–	427
Goodwill amortization	1,008	77	1,085	807	62	869
Payments to Renova Foundation (iii)	733	277	1,010	327	351	678
Other	470	–	470	419	–	419
	8,858	2,162	11,020	7,275	2,021	9,296

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil (iv)	–	–	–	154	–	154
	–	–	–	154	–	154

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL, with fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) In October 2025, the Company received a tax assessment notice related to the 2020 fiscal year, in the amount of US$334.

(iv) Based on an administrative decision issued by the Brazilian Administrative Council of Tax Appeals (CARF) in July 2025, the amount was partially settled (US$56), while the remaining balance (US$128) was reversed from liabilities, impacting the “income taxes” line in the consolidated income statement for the year ended December 31, 2025.

Schedule of recoverable and payable taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities
December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Value-added tax ("ICMS")	311	260	19	3	52	34	–	–
Brazilian federal contributions ("PIS" and "COFINS")	208	266	1,293	975	2	12	–	–
Income taxes	973	564	462	319	351	317	–	–
Financial compensation for the exploration of mineral resources ("CFEM")	–	–	–	–	77	63	–	–
Other	13	10	2	–	205	148	–	–
Total taxes payable and recoverable	1,505	1,100	1,776	1,297	687	574	–	–

REFIS liabilities (i)	–	–	–	–	423	353	784	1,007
Total REFIS liabilities	–	–	–	–	423	353	784	1,007

(i) The balance mainly relates to the settlement programs of claims regarding the collection of income tax and social contribution on equity gains of foreign subsidiaries and associates from 2003 to 2012. This amount bears SELIC interest rate (Special System for Settlement and Custody) and will be paid in monthly installments until October 2028 and the impact of the SELIC over the liability is recorded under the Company’s financial results (note 18). SELIC rate at the end of the fiscal year ended December 31, 2025, is 15.00% (2024: 12.25%).